SEGMENT REPORTING - Total assets (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Assets [Abstract]
Total Assets		¥ 237,551,848	¥ 194,414,804
Automation product and software [Member]
Assets [Abstract]
Total Assets	$ 14,766,242	96,462,627	81,743,307
Equipment and accessories [Member]
Assets [Abstract]
Total Assets	11,901,809	77,750,305	61,578,632
Oilfield environmental protection [Member]
Assets [Abstract]
Total Assets	$ 9,695,754	¥ 63,338,916	¥ 51,092,865